Events after the Reporting Date (Details) - Subsequent [Member] - USD ($)			1 Months Ended
	Mar. 10, 2022	Jan. 03, 2022	Mar. 31, 2022
Events after the Reporting Date (Details) [Line Items]
Share Options (in Shares)		178,140
Exercise price per share (in Dollars per share)		$ 6.5
MitoCareX [Member]
Events after the Reporting Date (Details) [Line Items]
Invested initial amount	$ 700
Additional agreed invest	$ 1,000
Initial investment			$ 700
MitoCare X Bio Ltd [Member]
Events after the Reporting Date (Details) [Line Items]
Ownership agreement	50.01%